Shareholders' Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions							1 Months Ended	3 Months Ended												6 Months Ended		12 Months Ended
	Jun. 21, 2024 USD ($)	Mar. 20, 2024 $ / shares shares	Mar. 22, 2023 $ / shares shares	Mar. 23, 2022 $ / shares shares	Jul. 01, 2021 USD ($)	Jan. 22, 2007	Oct. 31, 2016	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) target $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2007	Dec. 31, 2024 EUR (€) € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized share capital | €																										€ 1,810
Common stock, shares authorized (in shares)									1,200,000,000											1,200,000,000		1,200,000,000				1,200,000,000
Preferred stock, shares authorized (in shares)									540,000,000											540,000,000		540,000,000				540,000,000
Common stock, nominal value (in EUR per share) | € / shares																										€ 1.04
Common stock, shares issued (in shares)									911,281,920				911,281,920							911,281,920		911,281,920	911,281,920			911,281,920
Common stock, shares outstanding (in shares)									898,175,408				902,771,081				903,865,763			898,175,408		898,175,408	902,771,081	903,865,763		898,175,408
Expiration period of options after date of grant, in years						10 years
Expiration extended period of options after date of grant,in years							10 years
Shares issued as a percentage of par value of the preference shares to be issued						25.00%
Preference shares outstanding maximum period																									2 years
Preferred stock, shares issued (in shares)									0				0							0		0	0			0
Company owned company stock (in shares)									13,106,512				8,510,839				7,416,157			13,106,512		13,106,512	8,510,839	7,416,157		13,106,512
Transfer of treasury shares to employees under the Company's share based remuneration programs (in shares)									86,565,271											86,565,271		86,565,271				86,565,271
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						5,542,756	6,502,300	6,587,002
Payments for repurchase of common stock | $																						$ 359	$ 346	$ 346
Grant date fair value of shares vested | $																						231	226	189
Stock-based compensation, excluding payroll tax and social contribution, capitalized as part of inventory | $									$ 14				$ 13				$ 11			$ 14		14	13	11
Total unrecognized compensation cost related to the grant of unvested shares | $									$ 223											223		$ 223
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																						10 months
Deferred income tax benefit relating to unvested share based compensation expense | $																						$ 16	$ 17	$ 15
Dividends, per share (in usd per share) | $ / shares									$ 0.09	$ 0.09	$ 0.09	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06			$ 0.36	$ 0.24	$ 0.24
Dividend paid | $									$ 72	$ 81	$ 81	$ 54	$ 54	$ 54	$ 55		$ 48	$ 54	$ 55
Dividends payable to stockholders | $									88				$ 54							88		$ 88	$ 54
Scenario forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share (in usd per share) | $ / shares								$ 0.09
O 2022 Q4 dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																$ 54
O 2024 Q3 remaining dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable to stockholders | $									9											9		9
O 2024 Q4 dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable to stockholders | $									$ 79											$ 79		$ 79
O 2022 Q3 remaining dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																$ 6
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						5,542,756
Vesting period of awards																						3 years
Options granted in period (in shares)																						7,627,070
Awards cancelled on failed vesting conditions (in shares)																						0
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																						3 years
2021 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)				6,540,475
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares				$ 39.20
Awards cancelled on failed vesting conditions (in shares)				980,746
2021 Employee Plan | Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						66.67%
2021 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						1,941,631
Options granted in period (in shares)																						0
Awards cancelled on failed vesting conditions (in shares)																						0
2022 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)			6,531,345
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares			$ 35.92
2022 Employee Plan | Performance conditions | Graded vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)			2,605,521
Percentage of shares to vest																						100.00%
2022 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards			3 years
Options granted in period (in shares)			100,000
Percentage of shares to vest																						100.00%
2022 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						2,032,697
Options granted in period (in shares)																						0
Awards cancelled on failed vesting conditions (in shares)																						0
2023 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)		5,449,135
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares		$ 50.96
2023 Employee Plan | Performance conditions | Graded vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)		2,009,952
Percentage of shares to vest																						100.00%
2023 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards		3 years
Options granted in period (in shares)		532,000
Percentage of shares to vest																						33.00%
2023 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						1,566,662
Options granted in period (in shares)																						0
Awards cancelled on failed vesting conditions (in shares)																						0
2024 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																						2
Number of internal targets | target																						1
Options granted in period (in shares)																						7,627,070
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																						$ 37.69
2024 Employee Plan | Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						33.00%
2024 Employee Plan | Performance conditions | Graded vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)																						1,021,656
2024 Employee Plan | Performance conditions | Cliff vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																						3 years
Options granted in period (in shares)																						2,570,980
2024 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																						1,766
Options granted in period (in shares)																						7,627,070
Awards cancelled on failed vesting conditions (in shares)																						0
Employee plan 2009 | Employees | Share-based payment arrangement, tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period									32.00%											32.00%		32.00%				32.00%
Employee plan 2009 | Employees | Share-based payment arrangement, tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period									32.00%											32.00%		32.00%				32.00%
Employee plan 2009 | Employees | Share-based payment arrangement, tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period									36.00%											36.00%		36.00%				36.00%
Share buy-back program launched on july 1, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, remaining authorized repurchase amount | $					$ 1,040
Period of buy-back program					3 years
Treasury stock, shares, acquired (in shares)																					4,100,000		7,600,000	9,200,000
Payments for repurchase of common stock | $																					$ 175		$ 346	$ 346
Share Buy Back Program Launched On June 21, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, remaining authorized repurchase amount | $	$ 1,100
Period of buy-back program	3 years
Treasury stock, shares, acquired (in shares)																				6,000,000
Payments for repurchase of common stock | $																				$ 184